STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares in settlement of accounts payable and accrued expenses	$ 250,000	$ 477,417
Common stock shares in settlement of accounts payable and accrued expenses	223,435
Intangible assets	$ 2,896,172	1,271,898
Common stock in exchange for cash proceeds		$ 4,400
Aibotics, Inc. [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares in settlement of accounts payable and accrued expenses	58,234,996	477,417
Common stock shares in settlement of accounts payable and accrued expenses	$ 363,166	$ 477,417
Common stock shares in settlement of related party accrued expenses	75,000,000
Common stock in settlement of related party accrued expenses	$ 225,000
Common stock in exchange for cash proceeds, shares	16,666,667
Common stock in exchange for cash proceeds	$ 50,000
Common stock for cash and settlement of accrued interest, net of issuance costs, shares	297,002,793
Common stock for cash and settlement of accrued interest, net of issuance costs	$ 1,012,121
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized	2,700,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Share consideration for acquisition of intangible assets	100,000,000
Consideration for acquisition of intangible assets	$ 2,700,000
Intangible assets	2,800,000
Shares to be issued liability	$ 2,700,000
Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period shares issued for services		200,000
Stock issued during period value issued for services		$ 4,400
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares in settlement of accounts payable and accrued expenses	1,000,000,000
Common stock shares in settlement of accounts payable and accrued expenses	$ 250,000
Common stock shares in settlement of accounts payable and accrued expenses	22,443,508
Common stock shares in settlement of accounts payable and accrued expenses	$ 223,435
Common stock in exchange for cash proceeds